Redeemable Noncontrolling Interest	12 Months Ended
Sep. 30, 2012
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest
REDEEMABLE NONCONTROLLING INTEREST
As part of the Crediamigo and Cash Genie acquisitions (see Note 3, “Acquisitions”), we recorded redeemable noncontrolling interests. The following table provides a summary of the activities in our redeemable noncontrolling interests:

Redeemable Noncontrolling Interests
(in thousands)
Balance at September 30, 2011	$—
Acquisition of redeemable noncontrolling interests	45,857
Net income attributable to redeemable noncontrolling interests	6,869
Foreign currency translation adjustment attributable to noncontrolling interests	955
Balance at September 30, 2012	$53,681